Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

A summary of the Group’s cash and cash equivalents as of June 30, 2026 and December 31, 2025 is outlined below:

	June 30, 2026	December 31, 2025
(in USD and thousands)
Cash at bank and in hand	$3,955,836	$3,778,480
Credit card receivables	29,585	25,464
Total	$3,985,421	$3,803,944